Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets or Liabilities Which Are Not Measured At Fair Value - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	$ 46,209,554	$ 45,989,863
Total	47,177,727	46,289,087
Deposits and other demand liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	14,075,590	14,260,609
Time deposits and other time liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	16,678,683	17,249,068
Obligations under repurchase agreements
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	2,836,063	276,588
Interbank borrowings
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	3,564,731	4,357,838
Issued debt instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	7,731,098	7,998,659
Other financial liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	224,321	200,541
Regulatory capital financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	2,067,241	1,945,784
Rights for repurchase agreements and securities loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	428,483	153,087
Debt financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	5,593,724	5,207,697
Interbank loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	68,176	31,307
Loans and account receivable from customers
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	40,119,171	40,597,772
Level 1
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	5,593,724	5,207,697
Total	0	0
Level 1 | Deposits and other demand liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Time deposits and other time liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Obligations under repurchase agreements
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Interbank borrowings
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Issued debt instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Other financial liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Regulatory capital financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Rights for repurchase agreements and securities loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Debt financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	5,593,724	5,207,697
Level 1 | Interbank loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 1 | Loans and account receivable from customers
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 2
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	153,087
Total	32,877,816	31,827,713
Level 2 | Deposits and other demand liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total		0
Level 2 | Time deposits and other time liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	16,678,683	17,249,068
Level 2 | Obligations under repurchase agreements
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	2,836,063	276,588
Level 2 | Interbank borrowings
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	3,564,731	4,357,838
Level 2 | Issued debt instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	7,731,098	7,998,435
Level 2 | Other financial liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 2 | Regulatory capital financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	2,067,241	1,945,784
Level 2 | Rights for repurchase agreements and securities loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	153,087
Level 2 | Debt financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 2 | Interbank loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 2 | Loans and account receivable from customers
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	40,615,830	40,629,079
Total	14,299,911	14,461,374
Level 3 | Deposits and other demand liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	14,075,590	14,260,609
Level 3 | Time deposits and other time liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Obligations under repurchase agreements
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Interbank borrowings
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Issued debt instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	224
Level 3 | Other financial liabilities
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	224,321	200,541
Level 3 | Regulatory capital financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Rights for repurchase agreements and securities loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	428,483	0
Level 3 | Debt financial instruments
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	0	0
Level 3 | Interbank loans
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	68,176	31,307
Level 3 | Loans and account receivable from customers
Schedule of Assets or Liabilities Which Are Not Measured At Fair Value [Line Items]
Total	$ 40,119,171	$ 40,597,772